Certain risks and concentration - Summarized customers with greater than 10 percent of the account receivables (Details) - Credit and concentration risk - Accounts receivable		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	[1]
Customer A
Certain risks and concentration
Concentration risk (as on percentage)		11.00%	17.00%
Customer B
Certain risks and concentration
Concentration risk (as on percentage)		21.00%
Customer C
Certain risks and concentration
Concentration risk (as on percentage)	[1]	12.00%

[1]	Less than 10%